COMMITMENTS AND CONTINGENT LIABILITIES (Vehicle Lease) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 1,170
2017	1,085
2018	$ 1,022
Vehicle lease [Member] | Vehicles [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Monthly lease fees	$ 35
2016	323
2017	206
2018	$ 55